Warrant derivative - Schedule of Reconciliation of the change in fair value of warrant derivatives (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial risk management
Liabilities	$ 13,216,826
Liabilities	17,313,331	$ 13,216,826
July '22 Warrants | At Fair value | Level 2
Financial risk management
Liabilities	8,169,897	7,109,543
Change in fair value of warrant derivative	12,541,085	1,060,353
Derecognition of warrant derivative	(20,710,982)
Liabilities		$ 8,169,897
November '25 Warrants | At Fair value | Level 2
Financial risk management
Recognition of warrant derivative	4,338,218
Change in fair value of warrant derivative	8,309,296
Liabilities	$ 12,647,514